Accumulated Other Comprehensive Income (Tables)	12 Months Ended
Dec. 31, 2025
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Summary of Accumulated Other Comprehensive Income

	Unrealized Foreign Currency Translation Gains (Losses)	Foreign Exchange Gain (Loss) on Net Investment Hedge	Tax Benefit Related to Net Investment Hedge of Long-Term Debt	Accumulated Other Comprehensive Income
December 31, 2023	$545,637	$(403,559)	$5,398	$147,476
Other comprehensive income (loss)	119,821	(69,027)	750	51,544
December 31, 2024	665,458	(472,586)	6,148	199,020
Other comprehensive income (loss)	(68,830)	34,830	—	(34,000)
December 31, 2025	$596,628	$(437,756)	$6,148	$165,020